CONSOLIDATED BALANCE SHEETS (Parenthetical)	Aug. 31, 2023 € / shares shares	Aug. 31, 2023 $ / shares shares	Aug. 31, 2022 € / shares shares	Aug. 31, 2022 $ / shares shares
Ordinary Shares
Ordinary shares, par value | € / shares	€ 1		€ 1.00
Ordinary shares, shares authorized (in shares)	40,000	40,000	40,000	40,000
Ordinary shares, shares issued (in shares)	40,000	40,000	40,000	40,000
Treasury shares, ordinary shares (in shares)	40,000	40,000	40,000	40,000
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0000225		$ 0.0000225
Ordinary shares, shares authorized (in shares)	20,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000
Ordinary shares, shares issued (in shares)	664,616,285	664,616,285	664,561,282	664,561,282
Treasury shares, ordinary shares (in shares)	36,351,137	36,351,137	33,393,703	33,393,703
Class X Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0000225		$ 0.0000225
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	325,438	325,438	500,837	500,837
Ordinary shares, shares outstanding (in shares)	325,438	325,438	500,837	500,837